Net finance expense (income) (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Net finance expense (income)
Interest and bank charges	$ 78,927	$ 70,795	$ 143,490	$ 127,135
Interest income	(21,254)		(48,300)	(311,667)
Loss on Debentures		2,637,000		2,746,667
Transaction costs	1,710,863	437,897	1,860,335	437,897
Gain on derivative liabilities	(906,760)	(61,442)	(6,317,928)	(61,442)
Net finance expense	$ 861,776	$ 3,084,250	$ (4,362,403)	$ 2,938,590